Other Liabilities - Non-current - Summary of Movement of Contract Liabilities (Detail) $ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Miscellaneous non-current liabilities [abstract]
Opening contract liabilities	$ 1,268,300	₨ 92,724.0	₨ 92,504.7
Amount recognized in revenue during the year	(522,900)	(38,229.3)	(44,667.2)
Amount received in advance during the year	617,700	45,151.5	42,551.5
Amount refunded to customers during the year	(900)	(63.6)	(281.5)
Currency translation	85,500	6,253.7	2,616.5
Balance at the end	$ 1,447,700	₨ 105,836.3	₨ 92,724.0